Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 09, 2018	Mar. 14, 2018	Mar. 22, 2017	May 30, 2017	Jun. 09, 2016	Jul. 05, 2017	Jul. 27, 2017	Aug. 24, 2017	Sep. 25, 2017	Nov. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Reverse Stock Split					one-for-eight reverse stock split	one-for-seven reverse stock split	one-for-six reverse stock split	one-for-seven reverse stock split	one-for-three reverse stock split	one-for-seven reverse stock split
Number of reverse stock splits during 2016 and 2017											6
Common stock shares issued											4,051,266	1,533
Common stock shares outstanding											4,051,266	1,533
Compensation cost on restricted stock awards											$ 1,171	$ 1,119	$ 928
Unrecognized cost for restricted stock awards											267	$ 1,058
Net proceeds after deducting offering expenses											$ 31,989
Preferred stock par value											$ 0.01	$ 0.01
Issuance of Series C preferred cost, value											$ 3,000	$ 0	$ 0
Preferred stock shares outstanding											389	0
Warrants outstanding											117,500
2015 Equity Incentive Plan Amendement [Member]
Equity incentive plan, number of shares reserved											101
Diana Shipping Inc [Member]
Issuance of Series C preferred cost, shares				100
Preferred stock par value				$ 0.01
Preferred stock, voting rights				49%							250.000 votes
Issuance of Series C preferred cost, value				$ 3,000
Outstanding principal balance				$ 42,417
Preferred stock shares outstanding				100
Kalani [Member]
Preferred Shares Convertible Threshold Consecutive Trading Days											5 days
Preferred Stock Conversion Price Per Share											$ 0.5
Conversion Price Percentage											92.25%
Warrants exercise price											$ 1,000
Common Stock [Member]
Conversion of Series B preferred stock to common stock											4,049,733
Preferred Stock [Member]
Issuance of Series B preferred stock, shares											32,500
Preferred shares converted											32,211
Issuance of Series C preferred cost, shares											100
Series B-1 Convertible Preferred Stock [Member]
Gross proceeds from the sale of Convertible Preferred Shares											$ 3,000
Preferred stock par value											$ 0.01
Series B-1 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Issuance of preferred stock, shares			3,000
Number of warrants			6,500
Series B-2 Convertible Preferred Stock [Member]
Preferred stock shares outstanding											289
Series B-2 Convertible Preferred Stock [Member] | Private Placement Offering [Member]
Number of warrants			140,500
Series B-1 and Series B-2 Preferred Stock [Member]
Number of warrants											29,500
Proceeds from warrants exercised											$ 29,500
Certain Minimum Trading Volume Of Common Shares Is Met [Member] | Kalani [Member]
Preferred Stock Conversion Price Per Share											$ 7
Subsequent Event [Member]
Conversion of Series B preferred stock to common stock		2,840,144
Warrants outstanding		110,000
Subsequent Event [Member] | Restricted Stock Awards 2017 [Member]
Restricted common stock, award vesting period	2 years
Unrecognized cost for restricted stock awards	$ 380
Percentage of shares that will vest on the grant date	33.30%
Subsequent Event [Member] | 2015 Equity Incentive Plan Amendement [Member]
Equity incentive plan, number of shares reserved	550,000
Subsequent Event [Member] | Series B-2 Convertible Preferred Stock [Member]
Number of warrants		7,500
Preferred shares converted		7,493
Preferred stock shares outstanding		296